Business combinations and disposals - Consideration received and assets disposed of (Details) - USD ($) $ in Millions		2 Months Ended	12 Months Ended
	Oct. 31, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discontinued operations
TOTAL ASSETS				$ 7,936	$ 8,626
Net proceeds from disposal			$ 2,539
Discontinued operations
Discontinued operations
TOTAL ASSETS				$ 2,378	$ 2,526
Food and Specialty Discontinued Operation
Discontinued operations
Cash Consideration	$ (2,600)		2,573
42% equity investment in Trivium		$ 412	412
Consideration received			2,985
Non-current assets		1,717	1,717
Current assets		805	805
TOTAL ASSETS		2,522	2,522
Non-current liabilities		542	542
Current liabilities		555	555
TOTAL LIABILITIES		1,097	1,097
Net assets disposed		$ (1,425)	(1,425)
Cumulative foreign exchange differences			(27)
Gain on disposal of discontinued operation			1,533
Cash and cash equivalents disposed			(18)
Net proceeds from disposal			$ 2,555
Trivium Packaging B.V.
Discontinued operations
Ownership interest	42.00%	42.00%	42.00%